Vanguard® Global ex-U.S. Real Estate Index Fund
Schedule of Investments (unaudited)
As of January 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.3%)
Australia (10.6%)
	Goodman Group	8,060,396	114,970
	Scentre Group	24,463,426	53,081
	Stockland	11,250,550	31,437
	Mirvac Group	18,584,516	30,025
	Dexus (XASX)	5,058,471	29,329
	GPT Group	9,022,513	29,247
	Vicinity Ltd.	18,238,870	26,684
	Charter Hall Group	2,225,505	21,914
	Lendlease Corp. Ltd.	3,241,360	19,793
	Region RE Ltd.	5,299,235	10,169
	Charter Hall Long Wale REIT	3,068,459	9,930
	National Storage REIT	5,092,142	8,380
	HomeCo Daily Needs REIT	7,322,478	7,029
	Charter Hall Retail REIT	2,443,287	6,938
	Waypoint REIT Ltd.	3,339,803	6,595
	Lifestyle Communities Ltd.	459,795	6,410
	BWP Trust	2,274,785	6,328
	Centuria Industrial REIT	2,546,079	6,054
	Ingenia Communities Group	1,728,359	5,692
	Arena REIT	1,646,573	4,368
	Centuria Capital Group	3,267,601	4,343
	Charter Hall Social Infrastructure REIT	1,573,223	3,882
	Abacus Property Group	1,941,129	3,846
	Cromwell Property Group	6,564,063	3,373
	Rural Funds Group	1,810,043	3,210
	Growthpoint Properties Australia Ltd.	1,376,193	3,179
	HMC Capital Ltd.	924,123	3,025
	Centuria Office REIT	2,029,734	2,304
	Hotel Property Investments	915,959	2,276
	Dexus Industria REIT	988,477	2,160
[1]	HealthCo REIT	1,225,917	1,413
	GDI Property Group	2,347,117	1,340
	Cedar Woods Properties Ltd.	302,144	983
[1]	Ram Essential Services Prope	1,700,043	930
			470,637
Austria (0.2%)
	CA Immobilien Anlagen AG	212,734	6,635
*	IMMOFINANZ AG	140,767	1,896
	S IMMO AG (XWBO)	41,662	599
*,2	S IMMO AG Rights Exp. 8/11/23	204,865	—
			9,130

		Shares	Market Value ($000)
Belgium (1.9%)
	Warehouses De Pauw CVA	728,274	23,095
	Aedifica SA	186,932	16,404
	Cofinimmo SA	140,634	12,792
	VGP NV	62,153	6,210
	Shurgard Self Storage SA	118,548	5,721
	Montea NV	58,381	4,685
	Retail Estates NV	53,333	3,682
	Xior Student Housing NV	106,683	3,584
	Care Property Invest NV	174,693	2,739
	Intervest Offices & Warehouses NV	112,956	2,467
	Immobel SA	19,727	1,013
			82,392
Brazil (0.5%)
	Aliansce Sonae Shopping Centers SA	1,943,339	6,895
	Multiplan Empreendimentos Imobiliarios SA	1,254,388	5,879
	Iguatemi SA (BVMF)	975,995	3,766
	JHSF Participacoes SA	1,468,001	1,489
	Terra Santa Propriedades Agricolas SA	153,096	917
	BR Properties SA	625,465	748
	LOG Commercial Properties e Participacoes SA	202,469	726
	Lavvi Empreendimentos Imobiliarios Ltda	404,659	437
*	Iguatemi SA Pref Preference	118,065	196
	Iguatemi SA	213,960	114
			21,167
Canada (3.1%)
	Canadian Apartment Properties REIT	390,960	14,457
	RioCan REIT	697,988	12,107
	Tricon Capital Group Inc.	1,283,844	11,145
	Granite REIT	146,209	8,948
[1]	Choice Properties REIT	761,717	8,570
	Summit Industrial Income REIT	436,652	7,509
[1]	SmartCentres REIT	335,453	7,110
	First Capital REIT	497,109	6,706
	Allied Properties REIT	297,310	6,632
[1]	Dream Industrial REIT	590,407	6,212
[1]	H&R REIT	608,301	5,948
[1]	Boardwalk REIT	104,072	4,397
[1]	NorthWest Healthcare Properties REIT	542,865	4,109
[1]	Killam Apartment REIT	270,163	3,736
[1]	InterRent REIT	327,094	3,542
[1]	CT REIT	248,233	3,069
[1]	Crombie REIT	243,960	3,029
	Primaris REIT	224,742	2,579
	DREAM Unlimited Corp. Class A	106,695	2,243
	Morguard Corp.	20,623	1,818
	Artis REIT	251,387	1,795
[1]	Slate Grocery REIT	129,494	1,552
	BSR REIT	94,484	1,394
[1]	Morguard North American Residential REIT	89,731	1,224
[1,3]	Minto Apartment REIT	95,385	1,214
[1]	Dream Office REIT	93,342	1,149
[1]	Nexus Industrial REIT	139,558	1,128
[1]	True North Commercial REIT	210,127	978
[1]	Automotive Properties REIT	95,962	898
[1]	PRO REIT	136,461	667
[1]	Slate Office REIT	184,393	618

		Shares	Market Value ($000)
[1]	BTB REIT	193,661	563
[1]	European Residential REIT	199,471	561
[1]	Inovalis REIT	69,420	243
			137,850
Chile (0.2%)
	Parque Arauco SA	3,196,938	4,118
	Cencosud Shopping SA	2,243,980	3,381
	Plaza SA	1,407,640	1,908
			9,407
China (7.5%)
	China Resources Land Ltd.	13,426,446	64,347
	China Overseas Land & Investment Ltd.	17,525,710	47,324
[3]	Longfor Group Holdings Ltd.	7,988,008	26,393
	Country Garden Holdings Co. Ltd.	50,788,163	19,057
	China Vanke Co. Ltd. Class H	8,687,783	17,562
	Wharf Holdings Ltd.	5,755,652	14,994
	Poly Developments and Holdings Group Co. Ltd. Class A	4,530,285	10,557
	China Vanke Co. Ltd. Class A	3,870,010	10,495
	Yuexiu Property Co. Ltd.	5,853,218	8,515
	C&D International Investment Group Ltd.	2,475,000	7,870
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	2,916,337	6,423
	China Jinmao Holdings Group Ltd.	25,147,054	5,776
	Greentown China Holdings Ltd.	3,699,314	5,454
[1]	Hopson Development Holdings Ltd.	3,801,215	4,505
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	5,309,708	4,255
*	Seazen Group Ltd.	10,334,666	4,027
	Yuexiu REIT	10,711,576	3,499
	China Overseas Grand Oceans Group Ltd.	6,262,079	2,922
[1]	CIFI Holdings Group Co. Ltd.	19,585,776	2,906
*	Seazen Holdings Co. Ltd. Class A	863,953	2,732
	Gemdale Corp. Class A	1,701,261	2,492
	Gemdale Properties & Investment Corp. Ltd.	26,900,000	2,332
	Poly Property Group Co. Ltd.	9,421,048	2,236
	Sino-Ocean Group Holding Ltd.	14,757,829	2,221
*	Agile Group Holdings Ltd.	6,833,409	2,198
	Shenzhen Investment Ltd.	10,998,201	2,159
*,1	Guangzhou R&F Properties Co. Ltd. Class H	7,836,613	2,149
	Shui On Land Ltd.	15,369,538	2,082
[3]	Midea Real Estate Holding Ltd.	1,344,416	2,041
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	1,184,718	1,868
[3]	Red Star Macalline Group Corp. Ltd. Class H	3,746,236	1,800
*	SOHO China Ltd.	8,972,545	1,738
[1]	Radiance Holdings Group Co. Ltd.	3,082,000	1,612
[1]	Powerlong Real Estate Holdings Ltd.	6,632,139	1,480
*,1	Kwg Group Holdings Ltd.	5,566,158	1,479
[1]	China South City Holdings Ltd.	19,768,111	1,438
[1]	China SCE Group Holdings Ltd.	9,963,766	1,360
	Shanghai Lingang Holdings Corp. Ltd. Class A	699,963	1,278
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	1,343,331	1,261
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	767,563	1,156
*,1,2	China Evergrande Group	8,834,921	1,127
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	594,227	1,117
	Huafa Industrial Co. Ltd. Zhuhai Class A	788,506	1,090
	Tianjin Guangyu Development Co. Ltd. Class A	539,371	1,074
	Gree Real Estate Co. Ltd. Class A	710,337	1,038
	Shanghai Wanye Enterprises Co. Ltd. Class A	363,466	1,012
	Shanghai Lingang Holdings Corp. Ltd. Class B	988,473	918

		Shares	Market Value ($000)
*,2	Shimao Group Holdings Ltd.	4,678,164	895
	Financial Street Holdings Co. Ltd. Class A	1,152,751	895
*,1	LVGEM China Real Estate Investment Co. Ltd.	5,320,000	882
	Beijing Capital Development Co. Ltd. Class A	983,750	843
*,1	Logan Group Co. Ltd.	4,884,984	828
*	Joy City Property Ltd.	17,005,500	801
[1]	China Merchants Commercial REIT	2,769,000	759
[1]	Times China Holdings Ltd.	3,657,000	713
*	Grandjoy Holdings Group Co. Ltd. Class A	1,268,199	706
*,1,3	Redco Properties Group Ltd.	3,566,000	700
	Red Star Macalline Group Corp. Ltd. Class A	748,512	650
	Lushang Health Industry Development Co. Ltd. Class A	390,870	649
	China World Trade Center Co. Ltd. Class A	247,759	623
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	2,181,859	612
*	Jinke Properties Group Co. Ltd. Class A	2,080,895	611
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	1,042,729	596
	Suning Universal Co. Ltd. Class A	1,173,847	571
*,1	Yuzhou Group Holdings Co. Ltd.	9,613,383	570
*	GR Properties Ltd.	4,650,000	569
	Beijing North Star Co. Ltd. Class H	4,594,000	545
*	RiseSun Real Estate Development Co. Ltd. Class A	1,661,687	542
*	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	1,464,622	515
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	285,065	498
*,1	Jiayuan International Group Ltd.	15,274,000	482
*,1	Zhenro Properties Group Ltd.	9,351,000	477
*	Yango Group Co. Ltd. Class A	1,591,019	454
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd. Class A	354,088	435
*	Nanjing Gaoke Co. Ltd. Class A	354,895	361
*,2	China Aoyuan Group Ltd.	6,084,000	343
*,1	Zhongliang Holdings Group Co. Ltd.	3,428,000	341
*	Guangdong Highsun Group Co. Ltd.	976,703	340
	Hefei Urban Construction Development Co. Ltd. Class A	314,465	338
[1]	Dexin China Holdings Co. Ltd.	3,339,000	323
	Greenland Hong Kong Holdings Ltd.	3,348,000	321
*,1	Redsun Properties Group Ltd.	4,471,000	285
[1]	Central China Real Estate Ltd.	4,248,000	244
*,1	Ganglong China Property Group Ltd.	2,000,000	188
*,1,2	Jingrui Holdings Ltd.	2,333,000	176
*,2	Kaisa Group Holdings Ltd.	6,019,944	131
	Beijing North Star Co. Ltd. Class A	401,173	123
*	Datang Group Holdings Ltd.	1,342,000	110
*,2	Sunac China Holdings Ltd.	15,857,136	101
*	Yida China Holdings Ltd.	376,000	23
*,1,2	Fantasia Holdings Group Co. Ltd.	6,671,943	—
*,2	Sinic Holdings Group Co. Ltd. Class H	2,979,000	—
			334,538
Denmark (0.0%)
*,1	VIB Vermoegen AG	52,464	1,357
Egypt (0.1%)
	Talaat Moustafa Group	4,622,349	1,557
*	Medinet Nasr Housing	5,460,170	637
	Heliopolis Housing	1,695,754	568
	Palm Hills Developments SAE	5,882,371	416
			3,178
Finland (0.3%)
	Kojamo OYJ	837,589	12,861

		Shares	Market Value ($000)
[1]	Citycon OYJ	368,514	2,777
			15,638
France (2.8%)
*	Unibail-Rodamco-Westfield	502,969	32,550
	Gecina SA	255,834	30,304
	Klepierre SA	918,988	23,324
	Covivio	217,846	14,954
	ICADE	151,649	7,203
	Nexity SA	235,903	7,126
	Carmila SA	271,696	4,101
	Mercialys SA	364,492	4,048
	Altarea SCA	22,160	3,020
			126,630
Germany (3.8%)
	Vonovia SE	3,749,227	105,908
	LEG Immobilien SE (XETR)	349,019	27,284
	Aroundtown SA	4,333,007	12,064
	TAG Immobilien AG	827,808	7,089
	Deutsche Wohnen SE	242,718	5,733
	Grand City Properties SA	367,367	3,915
	Hamborner REIT AG	335,402	2,625
[3]	Instone Real Estate Group SE	219,642	2,241
	DIC Asset AG	180,182	1,732
[1]	Deutsche EuroShop AG (XETR)	58,019	1,371
*,1,3	ADLER Group SA	351,293	534
[1]	alstria office REIT AG	41,578	341
			170,837
Greece (0.1%)
*	LAMDA Development SA	394,046	2,695
Hong Kong (10.5%)
	Sun Hung Kai Properties Ltd.	7,101,441	100,710
	Link REIT	9,930,189	79,485
	CK Asset Holdings Ltd.	9,177,613	58,677
	Wharf Real Estate Investment Co. Ltd.	7,297,652	41,777
	Hongkong Land Holdings Ltd.	5,040,512	24,642
[3]	ESR Cayman Ltd.	11,455,400	22,935
	Henderson Land Development Co. Ltd.	6,150,936	22,722
	Sino Land Co. Ltd.	15,260,022	19,830
	New World Development Co. Ltd.	6,508,000	19,452
	Hang Lung Properties Ltd.	8,680,932	16,368
	Swire Properties Ltd.	4,952,800	13,920
	Hysan Development Co. Ltd.	2,781,655	9,359
	Kerry Properties Ltd.	2,756,832	6,990
	Hang Lung Group Ltd.	3,298,103	6,086
	Fortune REIT	6,741,861	5,835
	Champion REIT	9,043,512	4,009
	K Wah International Holdings Ltd.	6,476,338	2,411
*	Shun Tak Holdings Ltd.	10,082,000	2,181
	Sunlight REIT	4,681,400	2,073
	Prosperity REIT	5,813,649	1,691
	Far East Consortium International Ltd.	6,288,400	1,646
	SF REIT	2,464,000	1,007
*,1	Zensun Enterprises Ltd.	2,543,000	416
			464,222
India (1.6%)
	DLF Ltd.	2,917,558	12,750

		Shares	Market Value ($000)
	Embassy Office Parks REIT	2,861,282	11,470
*	Godrej Properties Ltd.	550,848	7,991
	Phoenix Mills Ltd.	445,969	7,477
*	Macrotech Developers Ltd.	570,511	7,143
	Oberoi Realty Ltd.	548,914	5,528
[3]	Mindspace Business Parks REIT	1,055,592	4,261
	Brigade Enterprises Ltd.	615,499	3,465
	Prestige Estates Projects Ltd.	661,427	3,398
[3]	Brookfield India Real Estate Trust	740,043	2,639
*	Indiabulls Real Estate Ltd.	2,228,034	1,975
	Mahindra Lifespace Developers Ltd.	359,077	1,528
	Sobha Ltd.	169,454	1,248
	Sunteck Realty Ltd.	226,816	1,016
	NESCO Ltd.	100,299	714
*	Hemisphere Properties India Ltd.	405,085	502
			73,105
Indonesia (0.3%)
	Ciputra Development Tbk PT	41,236,291	2,685
*	Bumi Serpong Damai Tbk PT	40,161,327	2,510
	Pakuwon Jati Tbk PT	70,863,028	2,120
	Summarecon Agung Tbk PT	50,577,581	2,081
*	Lippo Karawaci Tbk PT	156,288,049	856
*	Alam Sutera Realty Tbk PT	50,925,197	551
	Puradelta Lestari Tbk PT	41,524,900	460
*	Mega Manunggal Property Tbk PT	10,722,500	328
*	Pollux Properti Indonesia Tbk PT	3,445,300	48
*,2	Hanson International Tbk PT	444,252,900	—
*,2	Armidian Karyatama Tbk PT	34,315,100	—
			11,639
Ireland (0.1%)
	Irish Residential Properties REIT plc	2,046,082	2,546
Israel (1.9%)
	Azrieli Group Ltd.	170,993	11,014
	Mivne Real Estate KD Ltd.	2,805,108	9,001
	Alony Hetz Properties & Investments Ltd.	722,728	7,754
	Melisron Ltd.	107,163	7,493
	Amot Investments Ltd.	1,024,553	6,013
*	Big Shopping Centers Ltd.	55,680	5,598
*	Airport City Ltd.	306,183	4,850
	REIT 1 Ltd.	897,777	4,450
	Mega Or Holdings Ltd.	107,289	2,979
	Sella Capital Real Estate Ltd.	1,025,068	2,436
	Summit Real Estate Holdings Ltd.	169,781	2,413
	YH Dimri Construction & Development Ltd.	32,991	2,133
	Menivim- The New REIT Ltd.	3,263,472	1,602
	Blue Square Real Estate Ltd.	25,466	1,547
	Israel Canada T.R Ltd.	579,889	1,530
	Isras Investment Co. Ltd.	7,615	1,486
	G City Ltd.	379,171	1,482
	Africa Israel Residences Ltd.	29,391	1,380
	Electra Real Estate Ltd.	107,609	1,210
	Gav-Yam Lands Corp. Ltd.	132,198	1,068
*	Aura Investments Ltd.	614,048	1,054
	Israel Land Development Co. Ltd.	86,388	1,004
	Prashkovsky Investments and Construction Ltd.	35,000	947
*	IES Holdings Ltd.	12,682	824
*	AFI Properties Ltd.	25,153	822

		Shares	Market Value ($000)
*	Property & Building Corp. Ltd.	12,747	802
	Norstar Holdings Inc.	110,976	411
			83,303
Italy (0.0%)
	Immobiliare Grande Distribuzione SIIQ SpA	255,351	791
Japan (21.7%)
	Mitsui Fudosan Co. Ltd.	4,494,657	84,246
	Mitsubishi Estate Co. Ltd.	6,231,445	80,094
	Daiwa House Industry Co. Ltd.	3,140,774	75,426
	Sumitomo Realty & Development Co. Ltd.	2,244,867	54,723
	Nippon Building Fund Inc.	8,016	35,033
	Daito Trust Construction Co. Ltd.	325,225	32,138
	Nippon Prologis REIT Inc.	12,603	28,598
	Japan Real Estate Investment Corp.	6,523	27,967
	Nomura Real Estate Master Fund Inc.	22,228	25,995
	Japan Metropolitan Fund Investment	32,944	25,468
	GLP J-REIT	22,159	25,074
	Hulic Co. Ltd.	2,825,937	23,229
	Daiwa House REIT Investment Corp.	10,058	21,884
	Orix JREIT Inc.	13,009	17,899
	United Urban Investment Corp.	14,611	16,626
[1]	Advance Residence Investment Corp.	6,522	15,932
	Tokyu Fudosan Holdings Corp.	2,847,844	14,451
	Japan Hotel REIT Investment Corp.	21,011	13,314
	Japan Prime Realty Investment Corp.	4,691	12,726
	Invincible Investment Corp.	28,748	12,260
	Tokyo Tatemono Co. Ltd.	984,183	12,201
	Nomura Real Estate Holdings Inc.	542,729	11,962
	Sekisui House REIT Inc.	20,628	11,277
	Industrial & Infrastructure Fund Investment Corp.	9,755	10,811
	Nippon Accommodations Fund Inc.	2,371	10,642
	Activia Properties Inc.	3,445	10,317
	LaSalle Logiport REIT	8,419	10,200
[1]	Japan Logistics Fund Inc.	4,407	10,049
	Kenedix Office Investment Corp.	3,991	9,481
	Frontier Real Estate Investment Corp.	2,429	9,367
	Mitsui Fudosan Logistics Park Inc.	2,565	8,952
	Daiwa Securities Living Investments Corp.	10,612	8,879
	AEON REIT Investment Corp.	8,007	8,850
	Mori Hills REIT Investment Corp.	7,661	8,705
	Mitsubishi Estate Logistics REIT Investment Corp.	2,353	7,396
[1]	Kenedix Residential Next Investment Corp.	4,938	7,360
	Hulic REIT Inc.	6,050	7,231
	Hoshino Resorts REIT Inc.	1,209	6,926
[1]	Comforia Residential REIT Inc.	3,078	6,839
	NTT UD REIT Investment Corp.	6,582	6,713
	Tokyu REIT Inc.	4,367	6,580
	Daiwa Office Investment Corp.	1,371	6,456
	Aeon Mall Co. Ltd.	451,083	6,354
	Katitas Co. Ltd.	237,992	5,836
	Japan Excellent Inc.	5,998	5,724
	NIPPON REIT Investment Corp.	2,102	5,353
	Heiwa Real Estate REIT Inc.	4,582	5,329
	Kenedix Retail REIT Corp.	2,779	5,210
	Mori Trust Sogo REIT Inc.	4,504	5,083
	Ichigo Office REIT Investment Corp.	7,040	4,608
	Fukuoka REIT Corp.	3,424	4,403

		Shares	Market Value ($000)
	Heiwa Real Estate Co. Ltd.	152,032	4,350
	Global One Real Estate Investment Corp.	4,491	3,708
	CRE Logistics REIT Inc.	2,664	3,622
	Hankyu Hanshin REIT Inc.	3,279	3,615
	Star Asia Investment Corp.	8,833	3,583
	SOSiLA Logistics REIT Inc.	3,220	3,205
	Starts Corp. Inc.	157,400	3,130
	Itochu Advance Logistics Investment Corp.	2,879	3,097
	SAMTY Co. Ltd.	189,900	2,999
	Samty Residential Investment Corp.	3,412	2,861
	Mirai Corp.	8,390	2,833
	Ichigo Inc.	1,153,000	2,643
	One REIT Inc.	1,266	2,400
	Takara Leben Real Estate Investment Corp.	2,853	2,139
[1]	Health Care & Medical Investment Corp.	1,705	2,124
*	Leopalace21 Corp.	849,550	2,108
	Keihanshin Building Co. Ltd.	191,900	2,022
	Starts Proceed Investment Corp.	1,110	1,945
*,1	TKP Corp.	75,800	1,797
[1]	Mori Trust Hotel REIT Inc.	1,490	1,544
	Tosei Corp.	131,800	1,505
	Sankei Real Estate Inc.	2,199	1,498
*,1	SRE Holdings Corp.	46,500	1,478
[1]	ESCON Japan REIT Investment Corp.	1,647	1,460
[1]	Tosei REIT Investment Corp.	1,427	1,444
	TOC Co. Ltd.	226,529	1,187
	Mirarth Holdings Inc.	398,452	1,180
	Sun Frontier Fudousan Co. Ltd.	128,500	1,108
[1]	Ichigo Hotel REIT Investment Corp.	1,181	1,037
	Xymax REIT Investment Corp.	1,115	1,011
	JSB Co. Ltd.	27,200	849
	Goldcrest Co. Ltd.	64,040	803
	Marimo Regional Revitalization REIT Inc.	813	781
	Nippon Commercial Development Co. Ltd.	53,800	769
[1]	Tokaido REIT Inc.	755	713
[1]	Arealink Co. Ltd.	41,700	599
	Dear Life Co. Ltd.	122,100	588
[1]	CRE Inc.	67,700	567
	Star Mica Holdings Co. Ltd.	105,200	548
[1]	Ooedo Onsen REIT Investment Corp.	1,080	510
	Japan Property Management Center Co. Ltd.	61,400	475
*	Nisshin Group Holdings Co. Ltd.	134,100	471
			964,483
Kuwait (0.3%)
*	Mabanee Co. KPSC	2,796,928	7,861
	Commercial Real Estate Co. KSC	7,105,260	2,299
*	National Real Estate Co. KPSC	5,108,887	1,698
	Kuwait Real Estate Co. KSC	2,652,281	941
*	Al Mazaya Holding Co. KSCP	3,054,462	455
			13,254
Malaysia (0.5%)
	Sunway REIT	8,832,034	3,255
	IGB REIT	7,712,400	3,183
	Axis REIT	6,423,200	2,787
	IOI Properties Group Bhd.	8,452,900	2,183
	Sime Darby Property Bhd.	14,365,000	1,655
	Matrix Concepts Holdings Bhd.	4,316,642	1,580

		Shares	Market Value ($000)
	UOA Development Bhd.	3,359,300	1,323
	SP Setia Bhd. Group	7,765,900	1,271
	Pavilion REIT	3,525,300	1,116
	Mah Sing Group Bhd.	7,544,925	1,073
	Eco World Development Group Bhd. (XKLS)	5,915,800	961
*	UEM Sunrise Bhd.	5,522,965	351
*	Eco World Development Group Bhd. Warrants Exp. 4/12/29	1,186,080	29
			20,767
Mexico (1.2%)
	Fibra Uno Administracion SA de CV	13,520,785	18,310
	Corp. Inmobiliaria Vesta SAB de CV	3,136,250	8,567
	Prologis Property Mexico SA de CV	2,515,268	8,180
	TF Administradora Industrial S de RL de CV	3,649,908	6,197
[3]	Macquarie Mexico Real Estate Management SA de CV	3,418,990	5,779
	Concentradora Fibra Danhos SA de CV	3,985,209	5,272
			52,305
Netherlands (0.4%)
	Eurocommercial Properties NV	202,175	5,063
[3]	CTP NV	349,261	5,044
	Wereldhave NV	192,169	2,887
	NSI NV	86,146	2,248
	Vastned Retail NV	85,841	1,979
*	Argo Properties NV	57,546	1,211
			18,432
New Zealand (0.6%)
	Goodman Property Trust	4,966,070	6,618
	Precinct Properties New Zealand Ltd.	6,351,295	5,162
	Kiwi Property Group Ltd.	7,407,169	4,577
	Vital Healthcare Property Trust	2,216,553	3,428
	Argosy Property Ltd.	3,994,946	2,977
	Stride Property Group	2,561,679	2,304
			25,066
Norway (0.1%)
[3]	Entra ASA	572,419	6,771
Philippines (1.4%)
	SM Prime Holdings Inc.	54,385,607	36,851
	Ayala Land Inc.	27,786,360	14,987
	Robinson's Land Corp.	8,781,572	2,465
	RL Commercial REIT Inc.	18,541,600	2,011
	Megaworld Corp.	49,737,100	1,933
	AREIT Inc.	2,869,420	1,873
	MREIT Inc.	4,570,500	1,198
	Filinvest REIT Corp.	8,773,500	917
	Filinvest Land Inc.	41,595,000	656
	Citicore Energy REIT Corp.	11,593,000	516
	DoubleDragon Properties Corp.	1,703,400	215
	Vista Land & Lifescapes Inc.	2,505,056	81
			63,703
Qatar (0.3%)
	Barwa Real Estate Co.	8,984,817	7,028
*	United Development Co. QSC	8,328,565	2,774
*	Ezdan Holding Group QSC	7,466,036	2,059
			11,861
Russia (0.0%)
*,2	Etalon Group plc GDR (Registered)	993,429	—

		Shares	Market Value ($000)
*,2	INGRAD PJSC	43,530	—
			—
Saudi Arabia (0.8%)
*	Dar Al Arkan Real Estate Development Co.	2,497,788	8,359
*	Emaar Economic City	2,589,056	5,667
	Arabian Centres Co. Ltd.	765,247	4,097
	Jadwa REIT Saudi Fund	822,598	2,751
	Arriyadh Development Co.	410,294	2,084
*	Saudi Real Estate Co.	629,190	2,055
*	Retal Urban Development Co.	54,624	1,780
	Al Rajhi REIT	565,669	1,500
	Riyad REIT Fund	579,408	1,457
	Derayah REIT	485,784	1,278
	Sedco Capital REIT Fund	425,723	1,164
	Alandalus Property Co.	215,047	989
	Musharaka Real Estate Income Fund	352,128	766
	Alkhabeer REIT	335,702	689
	Alahli REIT Fund 1	207,105	559
	Swicorp Wabel REIT	399,185	551
	Al Maather REIT Fund	195,300	452
			36,198
Singapore (7.0%)
	CapitaLand Integrated Commercial Trust	23,729,468	38,825
	Capitaland Investment Ltd.	11,566,738	35,043
	CapitaLand Ascendas REIT	15,829,384	34,835
	Mapletree Logistics Trust	15,150,723	19,587
	Mapletree Industrial Trust	9,447,091	17,169
	City Developments Ltd.	2,385,990	15,143
	Mapletree Commercial Trust	10,805,341	15,035
	Frasers Logistics & Commercial Trust	13,570,252	13,061
	UOL Group Ltd.	2,194,378	11,708
	Suntec REIT	10,548,527	11,278
	Keppel DC REIT	6,247,824	9,738
	Frasers Centrepoint Trust	5,075,240	8,605
	Ascott Residence Trust	9,648,222	8,179
	ESR-REIT	26,466,661	7,683
	Keppel REIT	9,359,615	6,898
	Parkway Life REIT	1,833,997	5,676
	CapitaLand China Trust	5,551,508	5,294
	Lendlease Global Commercial REIT	8,837,489	4,894
	CDL Hospitality Trusts	3,983,499	4,111
	PARAGON REIT	5,045,200	3,749
	Ascendas India Trust	3,630,200	3,356
	OUE Commercial REIT	11,618,167	3,102
	Cromwell European REIT	1,704,866	2,986
	Starhill Global REIT	6,711,168	2,919
	Manulife US REIT	8,201,210	2,713
	AIMS APAC REIT	2,507,976	2,623
	Far East Hospitality Trust	4,997,592	2,555
	Yanlord Land Group Ltd.	2,682,304	2,272
	Keppel Pacific Oak US REIT	3,662,500	1,962
	Sasseur REIT	2,587,300	1,607
	Prime US REIT	2,905,500	1,514
*	Hong Fok Corp. Ltd.	1,953,000	1,463
	Daiwa House Logistics Trust	2,631,800	1,283
	First REIT	5,748,726	1,228
	Digital Core REIT Management Private Ltd.	1,597,000	1,009

		Shares	Market Value ($000)
	EC World REIT	1,199,300	421
*,2	Eagle Hospitality Trust	2,602,300	—
			309,524
South Africa (1.4%)
	NEPI Rockcastle NV	2,177,798	13,531
	Growthpoint Properties Ltd.	15,391,553	12,410
	Redefine Properties Ltd.	31,342,417	7,255
	Resilient REIT Ltd.	1,566,059	4,761
*	Fortress Real Estate Investments Ltd. Class A	5,749,109	3,359
	Vukile Property Fund Ltd.	4,352,239	3,300
	Equites Property Fund Ltd.	3,593,203	3,289
	Hyprop Investments Ltd.	1,633,083	3,138
	Stor-Age Property REIT Ltd.	2,240,425	1,739
	SA Corporate Real Estate Ltd.	11,823,464	1,567
	Investec Property Fund Ltd.	2,886,254	1,554
	Attacq Ltd.	3,506,962	1,476
	Fairvest Ltd.	6,297,362	1,102
*	Fortress Real Estate Investments Ltd. Class B	3,958,257	1,078
	Emira Property Fund Ltd.	1,597,993	893
			60,452
South Korea (0.4%)
	JR Global REIT	691,495	2,521
	ESR Kendall Square REIT Co. Ltd.	753,064	2,511
	LOTTE REIT Co. Ltd.	582,025	1,930
	Shinhan Alpha REIT Co. Ltd.	285,910	1,659
	Mirae Asset Maps Asia Pacific Real Estate 1 Investment	445,457	1,512
	SK REIT Co. Ltd.	347,589	1,458
	Koramco Energy Plus REIT	190,811	813
	D&D Platform REIT Co. Ltd.	254,263	766
	Korea Real Estate Investment & Trust Co. Ltd.	633,564	713
	IGIS Value Plus REIT Co. Ltd.	174,001	701
[1]	SK D&D Co. Ltd.	37,982	653
	NH All One REIT Co. Ltd	192,075	588
	Dongwon Development Co. Ltd.	183,880	512
	E KOCREF CR-REIT Co. Ltd.	111,378	481
	Shinhan Seobu T&D REIT Co. Ltd.	135,816	458
			17,276
Spain (0.6%)
	Merlin Properties Socimi SA	1,569,793	15,341
	Inmobiliaria Colonial Socimi SA	1,405,498	10,251
	Lar Espana Real Estate Socimi SA	272,107	1,360
[3]	Aedas Homes SA	64,358	1,084
[1,3]	Metrovacesa SA	92,699	688
			28,724
Sweden (3.4%)
	Sagax AB Class B	879,000	21,865
	Castellum AB	1,350,508	18,530
*	Fastighets AB Balder Class B	2,968,469	15,294
	Fabege AB	1,257,951	11,889
*	Wihlborgs Fastigheter AB	1,255,629	10,338
[1]	Samhallsbyggnadsbolaget i Norden AB	5,189,167	9,480
	Wallenstam AB Class B	1,980,813	9,093
	Hufvudstaden AB Class A	551,567	8,307
	Catena AB	156,388	6,543
	Nyfosa AB	730,755	6,372
*	Pandox AB Class B	422,227	5,813
	Atrium Ljungberg AB Class B	244,782	4,376

		Shares	Market Value ($000)
	Dios Fastigheter AB	431,677	3,289
	Cibus Nordic Real Estate AB	215,857	3,060
	NP3 Fastigheter AB	134,490	2,970
	Platzer Fastigheter Holding AB Class B	302,969	2,658
	Corem Property Group AB Class B	2,683,452	2,457
[1]	Akelius Residential Property AB Class D	954,734	1,819
	Sagax AB Class D	535,552	1,438
*	Heba Fastighets AB	310,750	1,137
[1]	Samhallsbyggnadsbolaget i Norden AB Class D	569,152	1,124
*,1,2	Neobo Fastigheter AB	523,975	980
*	K-fast Holding AB Class B	289,336	771
*	Klarabo Sverige AB	363,663	675
*	Logistea AB Class B	288,524	414
	Corem Property Group AB	16,488	302
			150,994
Switzerland (1.9%)
	Swiss Prime Site AG (Registered)	361,857	32,244
	PSP Swiss Property AG (Registered)	216,181	26,950
	Allreal Holding AG (Registered)	72,430	12,414
	Mobimo Holding AG (Registered)	34,382	8,841
	Intershop Holding AG	5,876	3,942
*,1	Peach Property Group AG	49,704	1,076
			85,467
Taiwan (1.2%)
	Ruentex Development Co. Ltd.	9,690,870	14,513
	Highwealth Construction Corp.	6,787,991	9,312
	Huaku Development Co. Ltd.	1,037,854	3,081
	Chong Hong Construction Co. Ltd.	1,064,297	2,628
	Prince Housing & Development Corp.	5,219,478	1,942
	Farglory Land Development Co. Ltd.	969,631	1,888
	Kindom Development Co. Ltd.	1,702,900	1,650
	Sakura Development Co. Ltd.	1,248,524	1,389
	Advancetek Enterprise Co. Ltd.	1,222,000	1,292
	Cathay Real Estate Development Co. Ltd.	2,261,100	1,234
*	Delpha Construction Co. Ltd.	2,093,000	1,232
	Hung Sheng Construction Ltd.	1,562,520	1,214
*	Da-Li Development Co. Ltd.	1,162,000	1,176
	KEE TAI Properties Co. Ltd.	1,987,869	846
	ZongTai Real Estate Development Co. Ltd.	804,032	846
	I-Sunny Construction & Development Co. Ltd.	308,550	825
*	Hong Pu Real Estate Development Co. Ltd.	994,194	746
*	Radium Life Tech Co. Ltd.	2,391,000	724
*	Kuo Yang Construction Co. Ltd.	1,176,802	722
	Huang Hsiang Construction Corp.	500,000	695
*	Shining Building Business Co. Ltd.	2,110,869	649
*	King's Town Construction Co. Ltd.	541,000	595
	Yea Shin International Development Co. Ltd.	806,248	587
	Yungshin Construction & Development Co. Ltd.	310,000	545
	GTM Holdings Corp.	556,000	478
	Hung Ching Development & Construction Co. Ltd.	461,000	326
	Chung Lien Co. Ltd.	94,000	176
*,2	Taiwan Land Development Corp.	2,224,000	—
			51,311
Thailand (1.2%)
	Central Pattana PCL	6,204,300	13,447
[1]	CPN Retail Growth Leasehold REIT	9,285,335	5,432
	Land & Houses PCL (Registered)	16,800,800	5,049

		Shares	Market Value ($000)
	WHA Corp. PCL	34,822,386	4,002
	Frasers Property THA	7,269,500	2,643
	WHA Premium Growth Freehold & Leasehold REIT Class F	7,238,896	2,547
	Supalai PCL	3,262,481	2,396
	Origin Property PCL Class F	4,671,098	1,734
	Amata Corp. PCL	2,685,923	1,632
	AP Thailand PCL	4,368,520	1,579
	Sansiri PCL	26,508,125	1,571
	Quality Houses PCL	20,001,400	1,433
	IMPACT Growth REIT	3,112,500	1,349
	Bangkok Land PCL	40,145,595	1,292
[1]	SC Asset Corp. PCL	8,279,740	1,197
	Pruksa Holding PCL	2,765,900	1,108
	Hemaraj Leasehold REIT	3,269,000	788
*,1	Singha Estate PCL	11,760,200	706
	Pruksa Real Estate PCL	3,024,500	605
	Noble Development PCL	2,898,528	505
*,1	Rabbit Holdings plc Class F	12,268,024	452
*	MBK PCL Warrants Exp. 11/15/23	127,968	68
	Sansiri PCL NDVR	1,135,675	67
*	Noble Development PCL Warrants Exp. 1/12/24	783,375	11
	SC Asset Corp. PCL NVDR	63,197	9
			51,622
Turkey (0.2%)
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	9,124,636	3,820
	Yeni Gimat Gayrimenkul Ortakligi A/S	904,541	1,786
*	Is Gayrimenkul Yatirim Ortakligi A/S	2,209,176	1,362
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	4,232,180	948
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	3,060,542	501
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	255,767	347
			8,764
United Arab Emirates (1.7%)
	Emaar Properties PJSC	29,340,047	44,583
	Aldar Properties PJSC	17,073,586	20,334
*	Emaar Development PJSC	3,973,166	4,838
*	TECOM Group PJSC	2,898,703	1,847
*	RAK Properties PJSC	4,722,537	793
*	Deyaar Development PJSC	5,290,195	691
*	Manazel PJSC	6,155,112	639
			73,725
United Kingdom (7.5%)
	Segro plc	5,697,535	58,648
	Land Securities Group plc	3,541,488	31,026
	British Land Co. plc	4,417,839	24,178
	UNITE Group plc	1,885,464	23,227
	Tritax Big Box REIT plc	8,794,323	16,945
	Derwent London plc	528,150	16,848
	Safestore Holdings plc	1,000,531	12,458
	Big Yellow Group plc	822,291	12,265
	LXI REIT plc	8,061,027	11,220
	Grainger plc	3,479,549	11,143
	LondonMetric Property plc	4,611,839	10,746
	Assura plc	13,887,133	9,558
	Primary Health Properties plc	6,259,509	8,672
	Great Portland Estates plc	1,199,060	8,434
	Supermarket Income REIT plc	5,864,010	6,966
	Shaftesbury plc	1,360,873	6,628

		Shares	Market Value ($000)
[1]	Hammerson plc	18,762,081	6,208
	Sirius Real Estate Ltd.	5,562,069	5,808
	Capital & Counties Properties plc	4,024,186	5,704
	Workspace Group plc	652,139	4,072
	Urban Logistics REIT plc	2,229,453	3,945
	BMO Commercial Property Trust Ltd.	3,776,904	3,701
	Empiric Student Property REIT plc	2,871,691	3,096
	PRS REIT plc	2,603,396	2,924
	UK Commercial Property REIT Ltd.	4,067,986	2,908
	Warehouse Reit plc	2,011,394	2,623
	Picton Property Income Ltd.	2,593,931	2,465
	Impact Healthcare REIT plc (XLON)	1,909,215	2,447
	Custodian Property Income REIT plc	2,079,743	2,341
	Helical plc	508,505	2,258
	Civitas Social Housing REIT plc	2,934,671	2,066
[2]	Home REIT plc	3,771,148	1,769
	CLS Holdings plc	882,683	1,624
	NewRiver REIT plc	1,472,550	1,596
	Standard Life Investment Property Income Trust REIT Ltd.	1,930,210	1,572
	Schroder REIT Ltd.	2,700,457	1,566
[3]	Regional REIT Ltd.	2,062,748	1,509
	Phoenix Spree Deutschland Ltd.	474,211	1,378
[3]	Triple Point Social Housing REIT plc	1,754,256	1,078
	AEW UK REIT plc	755,994	992
	Ediston Property Investment Co. plc	991,129	797
			335,409
Total Common Stocks (Cost $5,377,258)			4,407,170
Temporary Cash Investments (2.3%)
Money Market Fund (2.3%)
[4,5]	Vanguard Market Liquidity Fund, 4.437% (Cost $105,190)	1,052,232	105,213
Total Investments (101.6%) (Cost $5,482,448)			4,512,383
Other Assets and Liabilities—Net (-1.6%)			(73,064)
Net Assets (100%)			4,439,319
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $92,933,000.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the aggregate value was $86,711,000, representing 2.0% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $97,850,000 was received for securities on loan, of which $97,545,000 is held in Vanguard Market Liquidity Fund and $305,000 is held in cash.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2023	2	409	10
MSCI EAFE Index	March 2023	190	20,131	864
MSCI Emerging Markets Index	March 2023	202	10,550	602
Topix Index	March 2023	21	3,187	25
				1,501

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
JPMorgan Chase Bank, N.A.	3/15/23	EUR	489	USD	522	11	—
JPMorgan Chase Bank, N.A.	3/15/23	HKD	24,922	USD	3,201	—	(16)
Citibank, N.A.	3/15/23	INR	76,148	USD	918	10	—
Bank of America, N.A.	3/15/23	JPY	744,948	USD	5,500	258	—
Toronto-Dominion Bank	3/15/23	JPY	38,080	USD	299	—	(5)
JPMorgan Chase Bank, N.A.	3/15/23	SGD	344	USD	255	7	—
JPMorgan Chase Bank, N.A.	3/15/23	USD	3,360	AUD	4,959	—	(146)
Bank of America, N.A.	3/15/23	USD	1,191	AUD	1,746	—	(44)
Bank of America, N.A.	3/15/23	USD	610	CAD	829	—	(14)
State Street Bank & Trust Co.	3/15/23	USD	2,157	CHF	2,000	—	(39)
JPMorgan Chase Bank, N.A.	3/15/23	USD	3,873	EUR	3,648	—	(104)
Deutsche Bank AG	3/15/23	USD	2,152	GBP	1,749	—	(6)
Bank of Montreal	3/15/23	USD	4,490	HKD	34,958	22	—
Toronto-Dominion Bank	3/15/23	USD	7,211	JPY	967,554	—	(267)
JPMorgan Chase Bank, N.A.	3/15/23	USD	1,789	JPY	237,644	—	(48)
State Street Bank & Trust Co.	3/15/23	USD	1,061	SGD	1,441	—	(37)
Standard Chartered Bank	3/15/23	USD	127	ZAR	2,190	2	—
						310	(726)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
SGD—Singapore dollar.
USD—U.S. dollar.
ZAR—South African rand.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	211,321	9,407	—	220,728
Common Stocks—Other	—	4,180,920	5,522	4,186,442
Temporary Cash Investments	105,213	—	—	105,213
Total	316,534	4,190,327	5,522	4,512,383
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,501	—	—	1,501
Forward Currency Contracts	—	310	—	310
Total	1,501	310	—	1,811
Liabilities
Forward Currency Contracts	—	726	—	726
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.